COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
12. COMMITMENTS

Operating leases

The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2014	98,747
2015	97,033
2016	55,612
2017	1,816
Total	253,208